Transfers and Servicing of Financial Assets	12 Months Ended
Dec. 31, 2013
Transfers and Servicing [Abstract]
Transfers and Servicing of Financial Assets
Transfers and Servicing of Financial Assets

Residential mortgage loans are sold to FNMA, FHLMC and to secondary market investors, or transferred into pools of GNMA MBS. The Company has continuing involvement in mortgage loans sold through servicing arrangements and the liability for loan indemnifications and repurchases under the representation and warranties it makes to the investors and insurers of the loans it sells. Mortgage loans sold to secondary market investors, such as financial institutions, are generally sold on a servicing released basis whereby the Company does not retain the related MSRs. The Company is exposed to interest rate risk through its continuing involvement with mortgage loans sold, including the MSRs, as the value of the asset fluctuates as changes in interest rates impact borrower prepayment.

All loans are sold on a non-recourse basis; however, certain representations and warranties have been made that are customary for loan sale transactions, including eligibility characteristics of the mortgage loans and underwriting responsibilities, in connection with the sales of these assets.

In order to facilitate the origination and sale of mortgage loans held for sale, the Company entered into various agreements with warehouse lenders. Such agreements are in the form of loan participations and repurchase agreements with banks and other financial institutions. Mortgage loans held for sale are considered sold when the Company surrenders control over the financial assets and such financial assets are legally isolated from the Company in the event of bankruptcy. For loan participations and repurchase agreements that meet the sale criteria, the transferred financial assets are derecognized from the balance sheet and a gain or loss is recognized upon sale. If the sale criteria are not met, the transfer is recorded as a secured borrowing in which the assets remain on the balance sheet and the proceeds from the transaction are recognized as a liability. All mortgage participation and repurchase agreements are accounted for by the Company as secured borrowings.

The following table sets forth information regarding cash flows for the years ended December 31, 2013 and 2012 relating to loan sales in which the Company has continuing involvement:

	Years ended December 31,
	2013	2012	2011
Proceeds from new loan sales [1]	$(6,167)	$28,392	$4,335
Proceeds from loan servicing fees	$21,077	$6,229	$2,624
Proceeds from servicing advances	$3,232	$591	$138
Repurchases and indemnifications of previously sold loans	$4,070	$—	$—

[1] Represents the proceeds from mortgage loans or pools of mortgage loans sold to FNMA, FHLMC and GNMA and is presented net of the related repayments of borrowings under the Company's mortgage funding arrangements used to fund the related mortgage loans prior to sale.

The following table sets forth information related to outstanding loans sold as of December 31, 2013 and 2012 for which the Company has continuing involvement:

	December 31,
	2013	2012
Total unpaid principal balance	$11,923,510	$4,145,340
Loans 30-89 days delinquent	$167,293	$61,076
Loans delinquent 90 or more days or in foreclosure [1]	$32,269	$11,350

[1] Includes loans eligible for repurchase from GNMA of $26,268 and $7,116, respectively, as of December 31, 2013 and 2012 for which the Company has limited exposure to credit risk due to the nature of the guarantee from GNMA.

The key assumptions (or range of assumptions) used in determining the fair value of the Company’s MSRs as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
Discount rates	9.25% - 11.00%	9.25% - 11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA [1]	10.05%	31.84%
FNMA	7.79%	11.98%
GNMA I	8.06%	15.00%
GNMA II	7.58%	10.82%
FHLMC	7.68%	N/A
Cost of servicing (per loan)	$74	$73

[1] Represents older, higher interest rate loans acquired from the Company's merger with Swain in 2009.

The key assumptions (or range of assumptions) used in determining the fair value of the Company’s MSRs at initial recognition during the years ended December 31, 2013, 2012 and 2011 are as follows:

Years ended December 31,
	2013	2012	2011
Discount rates	9.25% - 11.00%	8.00% - 11.00%	8.00% - 11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA[1]	10.05% - 29.68%	16.80% - 31.84%	4.40% - 15.30%
FNMA	7.79% - 10.38%	6.00% - 14.26%	3.20% - 6.70%
GNMA I	7.95% - 12.89%	6.68% - 15.00%	5.20% - 8.30%
GNMA II	7.43% - 9.27%	6.00% - 11.26%	4.50% - 10.90%
FHLMC	7.68% - 8.74%	N/A	N/A
Cost of servicing (per loan)	$73-74	$70-90	$91-96

[1] Represents older, higher interest rate loans acquired from the Company's merger with Swain in 2009.

MSRs are generally subject to loss in value when mortgage rates decrease. Decreasing mortgage rates normally encourage increased mortgage refinancing activity. Increased refinancing activity reduces the life of the loans underlying the MSRs, thereby reducing MSR value. Reductions in the value of MSRs affect income through changes in fair value. These factors have been considered in the estimated prepayment speed assumptions used to determine the fair value of the Company’s MSRs. Conversely, when mortgage rates increase, MSRs generally increase in value, as borrowers tend not to refinance their loans and the estimated life of those loans increases.

In addition to the assumptions provided above, the Company uses assumptions for default rates in determining the fair value of MSRs. These assumptions are based primarily on internal estimates, and the Company also obtains third-party data, where applicable, to assess the reasonableness of its internal assumptions.  In the MSRs valuation as of December 31, 2013, the Company’s assumptions for default rates for FNMA, GNMA and FHLMC mortgage loans were 3.97%, 6.44% and 3.82%, respectively. In the MSRs valuation as of December 31, 2012, the Company's assumptions for default rates for FNMA and GNMA were 2.37%, and 5.41%, respectively (there were no MSRs related to FHLMC mortgage loans as of December 31, 2012). The default rates represent the Company’s estimate of the loans will eventually enter foreclosure proceedings over the entire term of the portfolio’s life.  These assumptions affect the future cost to service loans, future revenue earned from the portfolio, and future assumed foreclosure losses.  Because the Company’s portfolio is generally comprised of recent vintages, actual future defaults may differ from the assumptions used in valuing the MSRs.

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values of the Company's MSRs as follows as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Discount rates:
Impact of discount rate + 1%	$(8,706)	$(2,071)
Impact of discount rate + 2%	$(16,638)	$(3,953)
Impact of discount rate + 3%	$(23,889)	$(5,671)

Prepayment speeds:
Impact of prepayment speed * 105%	$(3,558)	$(1,278)
Impact of prepayment speed * 110%	$(7,003)	$(2,505)
Impact of prepayment speed * 120%	$(13,570)	$(4,819)

Cost of servicing:
Impact of cost of servicing * 105%	$(1,157)	$(415)
Impact of cost of servicing * 110%	$(2,314)	$(830)
Impact of cost of servicing * 120%	$(4,629)	$(1,659)

As the table demonstrates, the Company’s methodology for estimating the fair value of MSRs is highly sensitive to changes in assumptions. For example, actual prepayment experience may differ and any difference may have a material effect on MSR fair value. Changes in fair value resulting from changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption on the fair value of the MSRs is calculated without changing any other assumption; in reality, changes in one factor may be associated with changes in another (for example, decreases in market interest rates may indicate higher prepayments; however, this may be partially offset by lower prepayments due to other factors such as a borrower’s diminished opportunity to refinance), which may magnify or counteract the sensitivities. Thus, any measurement of MSR fair value is limited by the conditions existing and assumptions made as of a particular point in time. Those assumptions may not be appropriate if they are applied to a different point in time.